Schedule of Disaggregated of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	$ 3,153,500	$ 591,500
Other Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues
AgeX Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	142,000	34,000
AgeX Therapeutics Inc [Member] | Grant Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	77,000
AgeX Therapeutics Inc [Member] | Other Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	$ 65,000	$ 34,000